Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 214,592,588
Depreciation expense	45,240,667	$ 1,512,560	$ 39,893,786	$ 28,625,287
Additions	63,073,887	2,108,789	39,092,238	23,677,682
Ending balance	232,093,327	7,759,723	214,592,588
Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	535,004,044	17,887,129	370,320,242	364,012,147
Additions	63,073,887	2,108,789	39,092,238	23,677,682
Disposals	(22,630,764)	(756,629)	(29,456,450)	(9,896,428)
Reclassification	745,331	24,919	(14,891)	(474,352)
Acquisition through business combinations	7,034,875	235,202	156,721,779
Effect of foreign currency exchange differences	(6,782,466)	(226,762)	(1,200,829)	(6,998,807)
Ending balance	576,444,907	19,272,648	535,004,044	370,320,242
Cost [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	535,462,089
Ending balance	535,462,089	17,902,443	535,462,089
Cost [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(458,045)	(15,314)
Ending balance			(458,045)
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	320,688,535	10,721,783	235,151,836	220,131,906
Depreciation expense	45,240,667	1,512,560	39,893,786	28,625,287
Impairment losses recognized	201,006	6,720	133,071	289,558
Disposals	(22,024,853)	(736,371)	(28,266,113)	(8,757,164)
Reclassification	294,232	9,838	(265)	(199,745)
Acquisition through business combinations	4,465,048	149,283	74,736,157
Effect of foreign currency exchange differences	(4,513,055)	(150,888)	(778,971)	(4,938,006)
Ending balance	344,351,580	11,512,925	320,688,535	235,151,836
Accumulated depreciation, amortisation and impairment [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	320,869,501
Ending balance	320,869,501	10,723,833	320,869,501
Accumulated depreciation, amortisation and impairment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(180,966)	(6,050)
Ending balance			(180,966)
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	10,165,969
Ending balance	10,333,822	345,497	10,165,969
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	10,165,969	339,885	3,258,518	3,365,013
Reclassification				(35,965)
Acquisition through business combinations	189,111	6,323	6,880,400
Effect of foreign currency exchange differences	(21,258)	(711)	27,051	(70,530)
Ending balance	10,333,822	345,497	10,165,969	3,258,518
Land [member] | Cost [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	10,165,969
Ending balance	10,165,969	339,885	10,165,969
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	78,963,937
Ending balance	85,409,580	2,855,553	78,963,937
Buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	141,708,011	4,737,814	100,187,928	96,258,175
Additions	806,844	26,976	144,898	350,434
Disposals	(983,690)	(32,888)	(677,206)	(609,294)
Reclassification	13,601,469	454,746	5,388,709	6,483,392
Acquisition through business combinations	1,044,383	34,917	37,127,957
Effect of foreign currency exchange differences	(2,204,057)	(73,689)	(464,275)	(2,294,779)
Ending balance	153,972,960	5,147,876	141,708,011	100,187,928
Buildings and improvements [member] | Cost [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	141,708,011
Ending balance	141,708,011	4,737,814	141,708,011
Buildings and improvements [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	62,744,074	2,097,762	41,915,064	38,229,544
Depreciation expense	6,989,392	233,681	6,325,948	5,156,558
Impairment losses recognized	78,562	2,626	29,531	2,310
Disposals	(881,149)	(29,460)	(491,033)	(478,903)
Reclassification	210,558	7,040	(265)	(210,080)
Acquisition through business combinations	445,682	14,901	15,097,920
Effect of foreign currency exchange differences	(1,023,739)	(34,227)	(133,091)	(784,365)
Ending balance	68,563,380	2,292,323	62,744,074	41,915,064
Buildings and improvements [member] | Accumulated depreciation, amortisation and impairment [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	62,744,074
Ending balance	62,744,074	2,097,762	62,744,074
Machinery and equipment1 [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	108,087,970
Ending balance	112,996,670	3,777,889	108,087,970
Machinery and equipment1 [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	353,838,390	11,830,103	253,198,003	248,200,756
Additions	413,008	13,808	192,673	102,301
Disposals	(19,139,634)	(639,908)	(26,493,282)	(8,449,949)
Reclassification	41,302,651	1,380,898	32,060,513	18,331,738
Acquisition through business combinations	5,507,315	184,130	95,810,062
Effect of foreign currency exchange differences	(5,176,282)	(173,062)	(929,579)	(4,986,843)
Ending balance	376,745,448	12,595,969	353,838,390	253,198,003
Machinery and equipment1 [member] | Cost [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	353,838,390
Ending balance	353,838,390	11,830,103	353,838,390
Machinery and equipment1 [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	245,750,420	8,216,330	187,012,805	175,499,994
Depreciation expense	35,747,308	1,195,162	31,751,251	22,722,307
Impairment losses recognized	102,056	3,412	97,680	286,880
Disposals	(18,640,266)	(623,212)	(25,704,778)	(7,540,654)
Reclassification	83,777	2,801		34,452
Acquisition through business combinations	4,000,338	133,746	53,210,063
Effect of foreign currency exchange differences	(3,294,855)	(110,159)	(616,601)	(3,990,174)
Ending balance	263,748,778	8,818,080	245,750,420	187,012,805
Machinery and equipment1 [member] | Accumulated depreciation, amortisation and impairment [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	245,750,420
Ending balance	245,750,420	8,216,330	245,750,420
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,463,160
Ending balance	6,715,694	224,530	6,463,160
Other equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	18,380,122	614,514	7,812,080	8,474,661
Additions	76,671	2,564	84,860	130,659
Disposals	(2,507,440)	(83,833)	(2,251,060)	(763,937)
Reclassification	3,062,838	102,402	2,148,211	174,947
Acquisition through business combinations	43,611	1,458	11,122,171
Effect of foreign currency exchange differences	(300,686)	(10,053)	(78,095)	(204,250)
Ending balance	18,755,116	627,052	18,380,122	7,812,080
Other equipment [member] | Cost [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	18,838,167
Ending balance	18,838,167	629,828	18,838,167
Other equipment [member] | Cost [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(458,045)	(15,314)
Ending balance			(458,045)
Other equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	12,194,041	407,691	6,223,967	6,385,080
Depreciation expense	2,503,967	83,717	1,816,587	746,422
Impairment losses recognized	20,388	682	5,860	368
Disposals	(2,503,438)	(83,699)	(2,070,302)	(720,319)
Reclassification	(103)	(3)		(24,117)
Acquisition through business combinations	19,028	636	6,428,174
Effect of foreign currency exchange differences	(194,461)	(6,502)	(29,279)	(163,467)
Ending balance	12,039,422	402,522	12,194,041	6,223,967
Other equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	12,375,007
Ending balance	12,375,007	413,741	12,375,007
Other equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(180,966)	(6,050)
Ending balance			(180,966)
Construction in progress and machinery in transit [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	10,911,552
Ending balance	16,637,561	556,254	10,911,552
Construction in progress and machinery in transit [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	10,911,552	364,813	5,863,713	7,713,542
Additions	61,777,364	2,065,441	38,669,807	23,094,288
Disposals			(34,902)	(73,248)
Reclassification	(57,221,627)	(1,913,127)	(39,612,324)	(25,428,464)
Acquisition through business combinations	250,455	8,374	5,781,189
Effect of foreign currency exchange differences	919,817	30,753	244,069	557,595
Ending balance	16,637,561	556,254	10,911,552	5,863,713
Construction in progress and machinery in transit [member] | Cost [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	10,911,552
Ending balance	$ 10,911,552	$ 364,813	$ 10,911,552
Construction in progress and machinery in transit [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance				17,288
Disposals				$ (17,288)